Financial Statement Schedule I - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 668,770	$ 444,298
Accounts receivable trade, net of allowance for doubtful accounts of $3,462 and $3,379 as of December 31, 2018 and 2019, respectively	436,815	498,231
Amounts due from subsidiaries	31,232	16,740
Prepaid expenses and other current assets	253,542	289,459
Total current assets	3,252,936	3,074,321
Deferred tax assets, net	153,963	121,087
Other non-current assets	153,253	129,605
TOTAL ASSETS	5,467,207	4,892,658
Current liabilities:
Convertible notes		127,428
Accounts payable	585,601	379,462
Amounts due to related parties	10,077	16,847
Derivative liabilities	10,481	13,698
Other current liabilities	121,527	141,970
Total current liabilities	3,091,997	2,948,357
Long-term borrowings	619,477	393,614
Deferred tax liabilities	56,463	35,698
Liability for uncertain tax positions	15,353	20,128
TOTAL LIABILITIES	4,042,149	3,619,813
Equity:
Common shares - no par value: unlimited authorized shares, 59,180,624 and 59,371,684 shares issued and outstanding at December 31, 2018 and 2019, respectively	703,806	702,931
Additional paid-in capital	17,179	10,675
Retained earnings	793,601	622,016
Accumulated other comprehensive loss	(109,607)	(110,149)
Total Canadian Solar Inc. shareholders' equity	1,393,134	1,225,473
TOTAL LIABILITIES AND EQUITY	5,467,207	4,892,658
Parent Company | Reportable Legal Entities [Member]
Current assets:
Cash and cash equivalents	1,362	9,097
Restricted cash	950
Accounts receivable trade, net of allowance for doubtful accounts of $3,462 and $3,379 as of December 31, 2018 and 2019, respectively		11,476
Amounts due from subsidiaries	341,557	279,039
Prepaid expenses and other current assets	9,846	15,222
Total current assets	353,715	314,834
Investments in subsidiaries	1,383,935	1,154,004
Investments in Affiliates	2,483
Deferred tax assets, net	23,657	28,208
Other non-current assets	69,070	68,068
TOTAL ASSETS	1,832,860	1,565,114
Current liabilities:
Convertible notes		127,428
Accounts payable	3	3,903
Amounts due to related parties	340,502	154,765
Derivative liabilities	4,713	3,879
Other current liabilities	8,531	8,255
Total current liabilities	353,749	298,230
Long-term borrowings	50,000
Deferred tax liabilities	22,936	28,779
Liability for uncertain tax positions	13,041	12,633
TOTAL LIABILITIES	439,726	339,642
Equity:
Common shares - no par value: unlimited authorized shares, 59,180,624 and 59,371,684 shares issued and outstanding at December 31, 2018 and 2019, respectively	703,806	702,931
Treasury stock	(11,845)
Additional paid-in capital	17,179	10,675
Retained earnings	793,601	622,015
Accumulated other comprehensive loss	(109,607)	(110,149)
Total Canadian Solar Inc. shareholders' equity	1,393,134	1,225,472
TOTAL LIABILITIES AND EQUITY	$ 1,832,860	$ 1,565,114